Supplemental Disclosure of Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest	$ 106,205	$ 13,062	$ 13,059
Cash paid for income taxes (net of refunds)	$ 55,105	$ 27,604	$ 29,836